INTANGIBLE ASSETS AND GOODWILL (Intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	$ 306,630	$ 306,630
(Impairment reversal, net of write-downs)		31,500
Balance, end of period	229,951	306,630
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	592,404	589,542
Additions	5,205	3,635
Disposals	4,134	773
Balance, end of period	593,475	592,404
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(285,774)	(299,641)
Disposals	(3,692)	(484)
Amortization (note 21)	19,152	18,076
Write-downs and impairments	62,290
(Impairment reversal, net of write-downs)		(31,459)
Balance, end of period	(363,524)	(285,774)
Customer contracts and customer relationships
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		76,357
Balance, end of period	40,068
Customer contracts and customer relationships | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	224,489	224,489
Additions	0	0
Disposals	0	0
Balance, end of period	224,489	224,489
Customer contracts and customer relationships | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(148,132)	(142,131)
Disposals	0	0
Amortization (note 21)	11,194	9,944
Write-downs and impairments	25,095
(Impairment reversal, net of write-downs)		(3,943)
Balance, end of period	(184,421)	(148,132)
License agreements
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		5,867
Balance, end of period	2,052
License agreements | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	72,796	72,796
Additions	0	0
Disposals	2,346	0
Balance, end of period	70,450	72,796
License agreements | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(66,929)	(64,347)
Disposals	(1,967)	0
Amortization (note 21)	2,561	2,582
Write-downs and impairments	875
(Impairment reversal, net of write-downs)		0
Balance, end of period	(68,398)	(66,929)
Computer software
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		17,361
Balance, end of period	17,106
Computer software | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	67,157	64,295
Additions	5,205	3,635
Disposals	1,788	773
Balance, end of period	70,574	67,157
Computer software | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(49,796)	(45,022)
Disposals	(1,725)	(484)
Amortization (note 21)	5,397	5,258
Write-downs and impairments	0
(Impairment reversal, net of write-downs)		0
Balance, end of period	(53,468)	(49,796)
Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		0
Balance, end of period	0
Non-compete agreements | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	1,790	1,790
Additions	0	0
Disposals	0	0
Balance, end of period	1,790	1,790
Non-compete agreements | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(1,790)	(1,790)
Disposals	0	0
Amortization (note 21)	0	0
Write-downs and impairments	0
(Impairment reversal, net of write-downs)		0
Balance, end of period	(1,790)	(1,790)
Trademarks
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		207,045
Balance, end of period	170,725
Trademarks | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	226,172	226,172
Additions	0	0
Disposals	0	0
Balance, end of period	226,172	226,172
Trademarks | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(19,127)	(46,351)
Disposals	0	0
Amortization (note 21)	0	292
Write-downs and impairments	36,320
(Impairment reversal, net of write-downs)		(27,516)
Balance, end of period	$ (55,447)	$ (19,127)